LONG-TERM DEBT AND OTHER DEBTS (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Long-term and Other Debts

	December 31, 2023	December 31, 2022
	$	$
Credit Agreement with Banking Syndicate, secured, maturing August 11, 2025 (Note 12.1)	70,000,000	71,916,716
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 12.2)	23,573,074	10,381,986
Strategic Innovation Fund of the Government of Canada unsecured loan related to Battery Manufacturing Plant and Innovation Center (Note 12.3)	15,124,280	6,189,814
Loans on research and development tax credits and subsidies receivable (Note 12.4)	22,682,595	22,150,030
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 12.5)	10,361	34,802
Credit facility for the supplier payment program (Note 12.6)	4,363,520	—
Non-Convertible Debentures issued as part of 2023 Debenture Financing (Note 12.7, Note 12.7.1)	44,532,212	—
Convertible Debentures issued as part of 2023 Debenture Financing (Note 12.7, Note 12.7.2)	44,656,323	—
	224,942,365	110,673,348
Current portion of long-term debt and other debts	27,056,476	24,713
Long-term portion of long-term debt and other debts	197,885,889	110,648,635
As at December 31, 2023, the weighted average all-in interest rate was 6.96%, including stamping fees and spread, divided as follows:

	Repricing date	Interest Rate
Loans in the amount of US$70,000,000	January 2024	6.94%- 6.98%, including spread of 1.50%
As at December 31, 2022, the weighted average all-in interest rate was 5.46%, including stamping fees and spread, divided as follows:

	Repricing date	Interest Rate
Loans in the amount of C$50,000,000	January 2023	3.67% - 4.71% plus 1.50% stamping fee
Loans in the amount of US$35,000,000	January 2023	4.42% - 5.80%, including spread of 1.50%
As at December 31, 2023, the credit facility for the supplier payment program was divided as follows:

December 31, 2023
$
Carrying amount
Presented in long-term debts and other debts of which suppliers has not received payments	—
Presented in long-term debts and other debts of which suppliers has received payments	4,363,520
Presented in long-term debts and other debts	4,363,520
12 - LONG-TERM DEBT AND OTHER DEBTS (CONTINUED)
12.6 Credit facility for the supplier payment program (continued)

December 31, 2023
Range of payment due date
Liabilities that are part of the arrangements	119 - 120 days after invoice date
Comparable trade payables that are not part of the arrangements	Net 30 days
The expected volatility was determined by reference to historical data of comparable share prices over the expected life of the conversion options on convertible debt instruments .
The Group has recognized the following conversion options on convertible debt instruments:

December 31, 2023
$
Beginning balance at July 19, 2023	30,342,059
Paid in kind interest	3,551,316
Fair value adjustment	(8,533,552)
Foreign currency translation adjustment	(325,750)
Ending balance	25,034,073

Schedule of Non-Convertible Debenture
The Group has recognized the following related to the SIF Loan:

December 31, 2023
$
Beginning balance	6,189,814
Addition	8,903,080
Accretion expense	403,408
Foreign currency translation adjustment	(372,022)
Balance at December 31, 2023	15,124,280
The Group has recognized the following related to the Non-Convertible debenture:

December 31, 2023
$
Beginning balance at July 19, 2023	42,237,853
Accretion expense	2,346,874
Foreign currency translation adjustment	(52,515)
Balance at December 31, 2023	44,532,212
12 - LONG-TERM DEBT AND OTHER DEBTS (CONTINUED)

Schedule of Convertible Debenture
The Group has recognized the following related to the Convertible debenture:

December 31, 2023
$
Beginning balance at July 19, 2023	41,743,240
Accretion expense	2,913,083
Balance at December 31, 2023	44,656,323